Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net income (loss)	$ 3,108,293	$ (97,791)	$ (12,456,056)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	31,116,305	3,067,805
Basic and diluted net income (loss) per ordinary share	$ 0.1	$ (0.03)	$ (0.49)
Class B [Member]
Numerator:
Allocation of net income (loss)	$ 777,073	$ (221,992)	$ (3,738,606)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	7,779,076	6,964,134
Basic and diluted net income (loss) per ordinary share	$ 0.1	$ (0.03)	$ (0.49)